Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital NIS	Share capital	Share premium NIS	Share premium	Treasury shares NIS	Treasury shares	Warrants NIS	Warrants	Capital reserve from transactions with controlling shareholders NIS	Capital reserve from transactions with controlling shareholders	Capital reserve for share-based payments NIS	Accumulated loss NIS	Accumulated loss	Total equity NIS	Capital reserve	NIS	Total
Beginning Balance at Dec. 31, 2014	$ 2,337		$ 14,334		$ (5,260)		$ 2,466		$ 1,866		$ 62	$ (15,142)		$ 663
Loss for the year												(20,992)		(20,992)
Issuance of Ordinary Shares and warrants, net	1,498		48,054				4,532							54,084
Exercise of warrants and options	28		666				(64)				(109)			521
Share-based payments											12,728			12,728
Ending Balance at Dec. 31, 2015	3,863		63,054		(5,260)		6,934		1,866		12,681	(36,134)		47,004
Loss for the year												(34,470)		(34,470)
Issuance of Ordinary Shares and warrants, net	1,063		45,287											46,350
Exercise of warrants and options	520		10,479				(2,559)				(2,788)			5,652
Share-based payments											9,682			9,682
Ending Balance at Dec. 31, 2016	5,446		118,820		(5,260)		4,375		1,866		19,575	(70,604)		74,218		$ 74,218
Loss for the year												(63,005)		(63,005)
Issuance of Ordinary Shares and warrants, net	1,154		43,073											44,227
Exercise of warrants and options	69		2,487				(11)				(1,441)			1,104
Forfeiture of warrants and options			4,422				(4,161)				(261)
Share-based payments	13		523								5,902			6,438
Ending Balance at Dec. 31, 2017	$ 6,682	$ 1,927	$ 169,325	$ 48,839	$ (5,260)	$ (1,517)	$ 203	$ 59	$ 1,866	$ 538	$ 23,775	$ (133,609)	$ (38,537)	$ 62,982	$ 6,857	$ 62,982	$ 18,166